Segment Reporting (Details) - Schedule of Present Revenue for Five Major Markets - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
China [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 5,038,977	$ 6,524,707
Percentage of sales	53.32%	56.84%
Poland [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 975,149	$ 762,129
Percentage of sales	10.32%	6.64%
Germany [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 814,979	$ 821,350
Percentage of sales	8.62%	7.16%
U.K.[Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 517,598
Percentage of sales	5.48%
MEXICO [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 394,632
Percentage of sales	4.18%
Canada [Member]
Segment Reporting Information [Line Items]
Sales Amount		$ 605,241
Percentage of sales		5.27%
France [Member]
Segment Reporting Information [Line Items]
Sales Amount		$ 513,700
Percentage of sales		4.48%